Schedule I	12 Months Ended
Dec. 31, 2023
Schedule I
Schedule I

Appendix I

Schedule I has been provided pursuant to the requirements of Rule 12-04(a) of Regulation S-X, of the US Securities and Exchange Commission (SEC) which require condensed financial information as to the financial position, cash flows and results of operations of Ferroglobe PLC, as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with International Financial Reporting Standards have been condensed or omitted. The footnote disclosures contain supplementary information only and, as such, these statements should be read in conjunction with the notes to the accompanying consolidated financial statements.

Basis of Presentation.

The presentation of Ferroglobe PLC separate condensed financial statements have been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that, in the separate condensed financial statements the investments in subsidiaries are being recorded at historic cost.

SCHEDULE I -  FERROGLOBE PLC (Parent company)

CONDENSED STATEMENT OF FINANCIAL POSITION AS OF DECEMBER 31, 2023 AND 2022

(in USD Thousands)

	2023	2022
ASSETS
Non-current assets
Investment in subsidiaries	645,088	629,284
Intangible assets	—	522
Property, plant and equipment	462	449
Loans to group companies	54,959	—
Trade and other receivables from subsidiaries	—	263,058
Total non-current assets	700,509	893,313

Current assets
Trade and other receivables	1,443	797
Trade and other receivables from subsidiaries	37,932	118,210
Other current assets	390	435
Cash and cash equivalents	227	605
Total current assets	39,992	120,047
Total assets	740,501	1,013,360
EQUITY AND LIABILITIES
Equity
Share capital	1,964	1,964
Other Reserves	(151,742)	(158,958)
Retained earnings	739,524	734,095
Total equity	589,746	577,101

Non-current liabilities
Lease liabilities	406	372
Loans from group companies	37,999	183,721
Other non-current liabilities	198	11
Total non-current liabilities	38,603	184,104
Current liabilities
Lease liabilities	126	550
Trade and other payables	2,365	10,634
Loans from group companies	67,903	—
Trade and other payables to subsidiaries	41,652	240,753
Current income tax liabilities	—	115
Other current liabilities	106	103
Total current liabilities	112,152	252,155
Total equity and liabilities	740,501	1,013,360

The accompanying notes are an integral part of these Condensed Financial Statements.

SCHEDULE I -  FERROGLOBE PLC (Parent company)

CONDENSED INCOME STATEMENT FOR THE PERIODS ENDING DECEMBER 31, 2023, 2022 and 2021

(in USD Thousands)

	2023	2022	2021

Other operating income	28,799	41,816	32,037
Staff costs	—	(5,864)	(4,983)
Other operating expense	(36,221)	(51,864)	(36,859)
Depreciation and amortization charges	(123)	(104)	(109)
Finance income	31,982	4,029	77,232
Finance costs	(19,638)	(26,444)	(96,581)
Exchange differences	86	(2,005)	(15,227)
Impairment (loss) gain	429	—	—
(Loss) before tax	5,314	(40,436)	(44,490)
Income tax benefit (expense)	115	—	—
Total (Loss) profit for the year	5,429	(40,436)	(44,490)

The accompanying notes are an integral part of these Condensed Financial Statements.

SCHEDULE I - FERROGLOBE PLC (Parent company)

CONDENSED STATEMENT OF CASH FLOWS FOR THE PERIODS ENDING DECEMBER 31 2023, 2022 and 2021

Thousand of US dollars

	2023	2022	2021

Cash flows from operating activities:
(Loss) for the year	5,429	(40,436)	(44,490)
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Income tax expense	(115)	—	—
Depreciation and amortization charges	123	104	109
Finance income	(31,982)	(4,029)	(77,232)
Finance costs	19,638	26,444	96,581
Exchange differences	(86)	2,005	15,227
Impairment (gain) loss	(429)	—	—
Share-based compensation	—	5,836	3,627
Changes in operating assets and liabilities:
(Increase) decrease in trade and other receivables	53,052	7,138	1,431
Increase (decrease) in trade and other payables	(13,680)	5,205	(22,169)
Other changes in operating assets and liabilities	(8,276)	(492)	(548)
Net used cash provided (used) by operating activities	23,674	1,775	(27,464)
Cash flows from investing activities:
Other intangible assets	—	(522)	—
Loans to group companies	(3,250)	—	—
Proceeds from loans to group companies	120,510	—	—
Net cash provided (used) by investing activities	117,260	(522)	—
Cash flows from financing activities:
Payment for equity issuance costs	—	—	(6,647)
Proceeds from equity issuance	—	—	41,440
Bank borrowings	—	—	218
Repayment of debt instruments	—	(2,181)	—
Amounts paid due to leases	(149)	(123)	(111)
Proceeds from loans from group companies	6,770	—	—
Repayments of loans from group companies	(147,882)	—	—
Interest paid	—	—	(7,031)
Net cash provided (used) by financing activities	(141,261)	(2,304)	27,869
Total net cash flows for the year	(327)	(1,051)	405
Beginning balance of cash and cash equivalents	605	1,311	1,065
Exchange differences on cash and cash equivalents in foreign currencies	(51)	345	(159)
Ending balance of cash and cash equivalents	227	605	1,311

The accompanying notes are an integral part of these Condensed Financial Statements.

SCHEDULE I - FERROGLOBE PLC (Parent company only)

Notes to Condensed Financial Statements

1. Basis for presentation

The presentation of Ferroglobe PLC separate condensed financial statements have been prepared using the same accounting policies as set out in the accompanying consolidated financial statements except that, in the separate condensed financial statements the investments in subsidiaries are being recorded at historic cost.

The Parent Company prepared these unconsolidated financial statements in accordance with International Accounting Standards 27, “Separate Financial Statements”, as issued by the International Accounting Standards Board, except that detailed note disclosures have been omitted with the exception of disclosures regarding material contingencies, long-term obligations and guarantees as permitted by Rule 12-04(a) of Regulation S-X.

In 2023, we have made certain reclassifications between receivables from subsidiaries and payables to subsidiaries and loans to group companies. We have not updated comparative figures for these changes.

2. Commitments, long term obligations and contingencies

Commitments and long term obligations

On February 15, 2017, Ferroglobe PLC and Globe (together, the “Issuers”) co-issued $350,000 thousand aggregate principal amount of 9.375% senior unsecured notes due March 1, 2022 (the “Notes”). On March 27, 2021, Ferroglobe PLC and Globe and certain other members of the group entered into the Lock-Up Agreement with the Ad Hoc Group Noteholders, Grupo VM and affiliates of Tyrus Capital that set forth a plan to implement a debt restructuring plan. On July 30, 2021, the Group completed the exchange of 98.588% of the 9⅜% Senior Notes due 2022 (the “Stub Notes”) issued by the Ferroglobe PLC and Globe for a total consideration per $1,000 principal amount of Old Notes comprising (i) $1,000 aggregate principal amount of new 9⅜% senior secured notes due 2025 issued by Ferroglobe Finance Company, PLC and Globe (“the Issuers”) (the “Reinstated Senior Notes”) plus (ii) a fee amounting to $51,611 thousand. The Stub Notes that were not exchanged were repaid on March 1, 2022.

As of December 31, 2023, Ferroglobe PLC only has long-term obligations related to intercompany loans. These main long- term obligations are the following:

-$32.3 million to Ferroglobe Holding Company, LTD related to a revolving credit facility signed on July 27, 2021 and due in June 30, 2031.
-$10.3 million to Ferroglobe Holding Company, LTD related to a loan facility signed on May 19, 2021 and due in June 30, 2025.

Contingencies and guarantees

Ferroglobe PLC is guarantor of the following material obligations:

●	$150.0 million of the $345 million Reinstated Notes issued by the UK issuer and Globe;
●	€34.5 million ($38.3 million) in indebtedness issued by Ferroglobe Spain Metals (formerly Grupo FerroAtlántica) and Ferroglobe Corporate Services (formerly Grupo FerroAtlántica de Servicios) under the agreement with the Sociedad Estatal de Participaciones Industriales (“SEPI”), a Spanish state-owned industrial holding company affiliated with the Ministry of Finance and Administration; and
●	$7 million in connection with the New Markets Tax Credit Program in relation to our Selma, Alabama, plant and due in the event any tax credits under the Program are disallowed or recaptured.

As of December 31, 2023, 2022 and 2021, Ferroglobe PLC has no material contingencies.

3.Dividends from subsidiaries

For the years ending December 31, 2023, 2022 and 2021 Ferroglobe PLC did not receive cash dividends from its subsidiaries.